Accounts and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Accounts and Other Receivables	Accounts and Other Receivables
(1)Accounts and other receivables as of December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
	(In millions of Korean won)
Accounts receivables
Non-related party	₩	48,050	₩	57,793
Related party	5,254		2,547
Less : Loss allowance	(689)		(579)
Accounts receivables, net	₩	52,615	₩	59,761

	December 31, 2021		December 31, 2020
	(In millions of Korean won)
Other receivables
Non-related party	₩	1,085	₩	13
Related party	—		—
Less: Loss allowance	(5)		(5)
Other receivables, net	₩	1,080	₩	8
(2)Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Accounts receivables
Beginning balance	₩ 579	₩ 165	₩ 22
Bad debt expenses	933	712	281
Reversal of allowance for doubtful accounts	(132)	(50)	—
Write-off	(691)	(248)	(138)
Ending balance	₩ 689	₩ 579	₩ 165

	2021	2020	2019
	(In millions of Korean won)
Other receivables
Beginning balance	₩ 5	₩ 4	₩ 84
Bad debt expenses	—	1	—
Reversal of allowance for doubtful accounts	—	—	(34)
Write-off	—	—	(46)
Ending balance	₩ 5	₩ 5	₩ 4
(3)Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2021 and 2020 are as follows:
① Accounts receivables

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 52,173	₩ 64
More than 90 days ~ Less than 180 days	0.1%	438	—
More than 180 days ~ Less than 270 days	73.2%	243	178
More than 270 days ~ Less than 1 year	98.8%	237	234
More than 1 year	100.0%	213	213
Total		₩ 53,304	₩ 689

As of December 31, 2020	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 57,661	₩ 54
More than 90 days ~ Less than 180 days	5.0%	2,138	107
More than 180 days ~ Less than 270 days	55.3%	276	153
More than 270 days ~ Less than 1 year	99.9%	79	79
More than 1 year	100.0%	186	186
Total		₩ 60,340	₩ 579
② Other receivables

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 1,080	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 1,085	₩ 5

As of December 31, 2020	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 8	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 13	₩ 5
In assessing the recoverability of accounts receivables, the Group considers changes in the credit rating of accounts and other receivables from the commencement of the credit to the end of the reporting period.
The Group applies simplified approach for account and other receivables to measure the loss allowance at an amount equal to lifetime expected credit losses. To measure the expected credit losses, account and other receivables are grouped based on credit risk characteristics and the duration of past due balances. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls. The Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes the Group’s historical experience and informed credit assessment that includes forward-looking information.